Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Dividend yield	0.75%	0.17%	4.16%
Expected stock price volatility	34.87%	56.09%	83.17%
Risk-free interest rate (weighted average)	2.48%	2.80%	1.94%
Expected life of options	6	6	6